UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SCIENCE & TECHNOLOGY FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                              USAA SCIENCE &
                                    TECHNOLOGY Fund

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     OCTOBER 31, 2006

                                                                      (Form N-Q)

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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.8%)

              COMMON STOCKS (99.1%)

              CONSUMER DISCRETIONARY (2.1%)
              -----------------------------
              CONSUMER ELECTRONICS (2.1%)
    78,800    Garmin Ltd.(a)                                                                   $  4,209
    81,900    Sony Corp.                                                                          3,396
                                                                                               --------
              Total Consumer Discretionary                                                        7,605
                                                                                               --------
              CONSUMER STAPLES (0.3%)
              -----------------------
              DRUG RETAIL (0.3%)
    37,200    CVS Corp.                                                                           1,167
                                                                                               --------
              FINANCIALS (0.0%)(b)
              --------------------
              INSURANCE BROKERS (0.0%)(b)
     5,986    eHealth, Inc.*                                                                        133
                                                                                               --------
              HEALTH CARE (22.6%)
              -------------------
              BIOTECHNOLOGY (4.7%)
    24,500    Amgen, Inc.*                                                                        1,860
    42,700    Amylin Pharmaceuticals, Inc.*(a)                                                    1,877
    57,600    Applera Corp. Celera Genomics Group*                                                  894
     8,900    Array Biopharma, Inc.*                                                                 87
    26,000    Cephalon, Inc.*(a)                                                                  1,825
    25,500    CV Therapeutics, Inc.*                                                                330
    92,000    Cytokinetics, Inc.*                                                                   671
    12,100    Genmab A/S*                                                                           541
    38,500    Gilead Sciences, Inc.*                                                              2,653
    66,000    Human Genome Sciences, Inc.*(a)                                                       881
    14,300    ICOS Corp.*                                                                           453
    43,400    Incyte Corp.*                                                                         206
   159,900    Millennium Pharmaceuticals, Inc.*                                                   1,871
    19,000    NPS Pharmaceuticals, Inc.*                                                             90
    37,900    Vertex Pharmaceuticals, Inc.*                                                       1,539
    60,250    ZymoGenetics, Inc.*                                                                   967
                                                                                               --------
                                                                                                 16,745
                                                                                               --------
              HEALTH CARE DISTRIBUTORS (1.5%)
    33,800    Cardinal Health, Inc.                                                               2,212
    63,900    McKesson Corp.                                                                      3,201
                                                                                               --------
                                                                                                  5,413
                                                                                               --------
              HEALTH CARE EQUIPMENT (3.0%)
    45,200    Baxter International, Inc.                                                          2,078
    13,000    Beckman Coulter, Inc.                                                                 748
    29,800    Biomet, Inc.                                                                        1,128
    94,200    Boston Scientific Corp.*                                                            1,499
    94,100    Medtronic, Inc.                                                                     4,581
    20,000    Olympus Corp.                                                                         636
                                                                                               --------
                                                                                                 10,670
                                                                                               --------
              HEALTH CARE FACILITIES (0.5%)
    27,700    Triad Hospitals, Inc.*                                                              1,026
    14,100    Universal Health Services, Inc. "B"                                                   746
                                                                                               --------
                                                                                                  1,772
                                                                                               --------

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                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.3%)
    18,400    Medco Health Solutions, Inc.*                                                    $    984
                                                                                               --------
              HEALTH CARE TECHNOLOGY (0.3%)
    35,000    IMS Health, Inc.                                                                      975
                                                                                               --------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
    28,600    Exelixis, Inc.*                                                                       277
                                                                                               --------
              MANAGED HEALTH CARE (1.1%)
    68,320    UnitedHealth Group, Inc.                                                            3,333
    10,600    WellPoint, Inc.*                                                                      809
                                                                                               --------
                                                                                                  4,142
                                                                                               --------
              PHARMACEUTICALS (11.1%)
    98,100    Abbott Laboratories                                                                 4,661
    64,100    Astellas Pharma, Inc.                                                               2,888
    43,800    AstraZeneca plc ADR                                                                 2,571
     8,700    Barr Pharmaceuticals, Inc.*                                                           456
    90,800    Bristol-Myers Squibb Co.                                                            2,247
   100,500    Daiichi Sankyo Co. Ltd.                                                             2,990
    65,200    Eisai Co. Ltd.                                                                      3,339
    85,600    Elan Corp. plc ADR*(a)                                                              1,240
    27,000    Eli Lilly and Co.                                                                   1,512
    31,800    Forest Laboratories, Inc.*                                                          1,556
    17,700    H. Lundbeck A/S                                                                       417
    14,838    Ipsen S.A.                                                                            613
    73,800    MGI Pharma, Inc.*                                                                   1,404
    68,777    Sanofi-Aventis ADR                                                                  2,936
   166,200    Schering-Plough Corp.                                                               3,680
    10,175    Schwarz Pharma AG                                                                   1,188
   157,000    Shionogi & Co. Ltd.                                                                 3,148
    13,800    Takeda Pharmaceutical Co., Ltd.                                                       886
    18,700    Teva Pharmaceutical Industries Ltd. ADR                                               617
    27,351    UCB SA(a)                                                                           1,693
                                                                                               --------
                                                                                                 40,042
                                                                                               --------
              Total Health Care                                                                  81,020
                                                                                               --------
              INDUSTRIALS (3.1%)
              ------------------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (3.1%)
    81,500    Manpower, Inc.                                                                      5,523
   105,100    Monster Worldwide, Inc.*                                                            4,258
    38,400    Robert Half International, Inc.                                                     1,403
                                                                                               --------
              Total Industrials                                                                  11,184
                                                                                               --------
              INFORMATION TECHNOLOGY (70.8%)
              ------------------------------
              APPLICATION SOFTWARE (2.6%)
   166,100    Adobe Systems, Inc.*                                                                6,353
    85,300    Cognos, Inc.*                                                                       3,112
                                                                                               --------
                                                                                                  9,465
                                                                                               --------
              COMMUNICATIONS EQUIPMENT (10.2%)
   235,600    Arris Group, Inc.*                                                                  3,157
   451,100    Corning, Inc.*                                                                      9,216

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                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
 1,402,000    LM Ericsson Telephone Co. "B" ADR                                                $  5,319
   416,400    Motorola, Inc.                                                                      9,602
   138,100    Redback Networks, Inc.*                                                             2,185
    39,000    Research In Motion Ltd.*                                                            4,581
   517,600    Sonus Networks, Inc.*(a)                                                            2,707
                                                                                               --------
                                                                                                 36,767
                                                                                               --------
              COMPUTER HARDWARE (7.2%)
   665,200    Hewlett-Packard Co.                                                                25,770
                                                                                               --------
              COMPUTER STORAGE & PERIPHERALS (4.8%)
   631,500    EMC Corp.*                                                                          7,736
    71,500    Network Appliance, Inc.*                                                            2,610
   127,600    QLogic Corp.*                                                                       2,626
    87,300    SanDisk Corp.*                                                                      4,199
                                                                                               --------
                                                                                                 17,171
                                                                                               --------
              DATA PROCESSING & OUTSOURCED SERVICES (8.1%)
   127,100    Automatic Data Processing, Inc.                                                     6,284
   245,500    BISYS Group, Inc.*                                                                  2,710
   108,700    DST Systems, Inc.*(a)                                                               6,716
   211,500    First Data Corp.                                                                    5,129
    78,300    Iron Mountain, Inc.*                                                                3,396
   211,500    Western Union Co.*                                                                  4,664
                                                                                               --------
                                                                                                 28,899
                                                                                               --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (3.3%)
 1,807,292    Hon Hai Precision Industry Corp. Ltd.                                              11,709
                                                                                               --------
              HOME ENTERTAINMENT SOFTWARE (3.4%)
   273,100    Activision, Inc.*                                                                   4,211
   152,100    Electronic Arts, Inc.*                                                              8,045
                                                                                               --------
                                                                                                 12,256
                                                                                               --------
              INTERNET SOFTWARE & SERVICES (6.1%)
   221,900    eBay, Inc.*                                                                         7,130
    30,900    Google, Inc. "A"*                                                                  14,720
                                                                                               --------
                                                                                                 21,850
                                                                                               --------
              IT CONSULTING & OTHER SERVICES (1.7%)
   188,300    Accenture Ltd. "A"                                                                  6,197
                                                                                               --------
              SEMICONDUCTOR EQUIPMENT (6.4%)
   107,700    KLA-Tencor Corp.                                                                    5,296
   265,600    Lam Research Corp.*                                                                13,134
   157,246    Soitec S.A.*                                                                        4,658
                                                                                               --------
                                                                                                 23,088
                                                                                               --------
              SEMICONDUCTORS (12.8%)
   170,800    Broadcom Corp. "A"*                                                                 5,170
   175,580    Integrated Device Technology, Inc.*                                                 2,783
   658,200    Intel Corp.                                                                        14,046
    66,000    International Rectifier Corp.*                                                      2,374
   326,700    Maxim Integrated Products, Inc.                                                     9,804
    12,840    Samsung Electronics Co. Ltd.                                                        8,326
    10,000    SiRF Technology Holdings, Inc.*                                                       281
   147,300    Trident Microsystems, Inc.*                                                         3,114
                                                                                               --------
                                                                                                 45,898
                                                                                               --------

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                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (4.2%)
   294,700    Microsoft Corp.                                                                  $  8,461
   165,100    Oracle Corp.*                                                                       3,050
   210,400    Red Hat, Inc.*(a)                                                                   3,446
                                                                                               --------
                                                                                                 14,957
                                                                                               --------
              Total Information Technology                                                      254,027
                                                                                               --------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED CHEMICALS (0.2%)
    14,147    Bayer AG                                                                              712
                                                                                               --------
              Total Common Stocks (cost: $314,804)                                              355,848
                                                                                               --------
              WARRANTS (0.7%)(c)

              INFORMATION TECHNOLOGY (0.7%)
              -----------------------------
              IT CONSULTING & OTHER SERVICES (0.7%)
    49,335    Tata Consultancy Services Ltd.*(d),(e) (cost: $1,452)                               2,376
                                                                                               --------
              Total Equity Securities (cost: $316,256)                                          358,224
                                                                                               --------
              MONEY MARKET INSTRUMENTS (0.0%)(b)

              MONEY MARKET FUNDS (0.0%)(b)
    27,460    SSgA Prime Money Market Fund, 5.19%(f)                                                 28
                                                                                               --------
              Total Money Market Instruments (cost: $28)                                             28
                                                                                               --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (6.3%)(j)

              MONEY MARKET FUNDS (0.2%)
   818,231    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(f)                       818
                                                                                               --------
 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (6.1%)(g)
   $11,000    Credit Suisse First Boston LLC, 5.30%, acquired on 10/31/2006 and due
                 11/01/2006 at $11,000 (collateralized by $10,985 of Freddie Mac
                 Notes(h), 6.00%, due 8/18/2016; market value $11,222)                           11,000
     3,000    Deutsche Bank Securities, Inc., 5.29%, acquired on 10/31/2006 and due
                 11/01/2006 at $3,000 (collateralized by $2,994 of Fannie Mae
                 Notes(h), 6.00%, due 6/29/2010; market value $3,061)                             3,000
     8,000    Morgan Stanley & Co., Inc., 5.28%, acquired on 10/31/2006 and due
                 11/01/2006 at $8,000 (collateralized by $12,470 of FICO STRIPS,
                 4.82% - 5.13%(i), due 9/26/2010 - 11/02/2018; combined market value $8,162)      8,000
                                                                                               --------
              Total Repurchase Agreements                                                        22,000
                                                                                               --------
              Total Short-Term Investments Purchased With Cash Collateral From
                 Securities Loaned (cost: $22,818)                                               22,818
                                                                                               --------

              TOTAL INVESTMENTS (COST: $339,102)                                               $381,070
                                                                                               ========

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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

           2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

           3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

           4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           5. Repurchase agreements are valued at cost, which approximates market value.

           6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the

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           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2006 (UNAUDITED)

              sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $52,949,000 and $10,981,000, respectively, resulting in net unrealized appreciation of $41,968,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $359,106,000 at October 31, 2006, and, in total, may not equal 100%. Investments in foreign securities were 19.5% of net assets at October 31, 2006.

        D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $21,904,000.

        (b) Represents less than 0.1% of net assets.

        (c) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

        (d) Security was fair valued at October 31, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

        (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (f) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

        (g) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

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           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2006 (UNAUDITED)

        (h) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (i) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        (j) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        * Non-income-producing security for the 12 months proceeding October 31, 2006.

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

                   TRUSTEES     Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     P.O. Box 659453
               UNDERWRITER,     San Antonio, Texas 78265-9825
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

              CUSTODIAN AND     State Street Bank and Trust Company
           ACCOUNTING AGENT     P.O. Box 1713
                                Boston, Massachusetts 02105

                INDEPENDENT     Ernst & Young LLP
          REGISTERED PUBLIC     100 West Houston St., Suite 1800
            ACCOUNTING FIRM     San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

             FOR ADDITIONAL     (800) 531-8181
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions (800) 531-8448

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     (800) 531-8066

          USAA SELF-SERVICE     For account balance, last transaction, fund
           TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                (800) 531-8777

            INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48457-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.